[LETTERHEAD OF PAUL, HASTINGS, JANOFSKY & WALKER LLP]

(212) 318-6877
garyrawitz@paulhastings.com

March 18, 2008                                                       73489.00002

VIA EDGAR


United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:      Gabelli Global Utility & Income Trust (The "Fund")
         File Nos. 333-147575 and 811-21529
         ----------------------------------

Ladies and Gentlemen:

On behalf of the Fund, we hereby transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940 one copy of Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 that has been marked to show changes from the Pre-Effective Amendment No. 2 filed on March 10, 2008

Ms. Laura Hatch of the Commission reviewed the previous filings for the Company.

                              TANDY REPRESENTATIONS
                              ---------------------

The Fund hereby states the following:

(1) The Fund acknowledges that in connection with the comments made by the Staff on the Form N-2 registration statement, the Staff has not passed generally on the accuracy or adequacy of the disclosure made in the registration statement;

(2) The Fund acknowledges that Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

(3) The Fund represents that it will not assert the Staff's review process as a defense in any action by the Commission or any securities-related litigation against the Fund.

The Fund respectfully requests that the Registration Statement be declared effective on March 19, 2008, or as soon thereafter as practicable.

Please direct any inquiries regarding this filing to the undersigned at
(212)318-6877 or to Rachael Schwartz of this office at 212-318-6275.

United States Securities and Exchange Commission
March 18, 2008
Page 2



Sincerely,



/s/ Gary Rawitz
for PAUL, HASTINGS, JANOFSKY & WALKER LLP

Enclosure

cc:      Michael R. Rosella, Esq. (w/ enclosures)
         Domenick Pugliese, Esq. (w/ enclosures)
         Agnes Mullady, Esq. (w/ enclosures)